Fair Value Measurement - Summary of Changes in Fair Value of Recurring Fair Value Measurements Using Unobservable Inputs (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Allocation of ESOP shares to participants	$ 983	$ (1,023)	$ (203)	$ (282)	$ (420)
Reclassification of common stock to Redeemable Common Stock		(385)	(385)		(252)
Change in redemption feature of Deferred Compensation - unearned ESOP Shares	(217,346)		(197,888)	(196,477)
Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Balance beginning	645,227	610,881	610,881	558,896
Change in estimate of contingent consideration			(259)	(269)
Contingent consideration recognized for 2013 acquisition				1,471
Allocation of ESOP shares to participants	4,391	6,049	8,211	7,675
Change in fair value related to items recorded in mezzanine equity	76,975	35,292	30,437	46,139
Reclassification of common stock to Redeemable Common Stock		385	385
Termination of redemption feature on redeemable common stock upon IPO	(615,040)
Change in redemption feature of Redeemable Convertible Preferred Stock	(326,623)
Change in redemption feature of Deferred Compensation - unearned ESOP Shares	217,346
Balance ending	2,276	649,461	645,227	610,881
Redeemable Convertible Preferred Stock [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Redemption of Redeemable Convertible Preferred Stock		(3,146)	(4,428)	(3,031)	(3,579)
Redeemable Convertible Preferred Stock [Member] | Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Redemption of Redeemable Convertible Preferred Stock		$ (3,146)	$ (4,428)	$ (3,031)